COMMITMENTS (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Other Commitments [Line Items]
2015 Balance	$ 110,000	$ 2,069,000
2016	217,000	217,000
2017	84,000	84,000
2018	87,000	87,000
2019	66,000	66,000
Operating Leases, Future Minimum Payments Due, Total	$ 564,000	$ 2,523,000